                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mohnish Pabrai
Address:   114 Pacifica
           Suite 240
           Irvine, CA 92618-3321

Form 13F File Number:  028-11257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mohnish Pabrai
Title:   Individual
Phone:   (949) 275-5652

Signature, Place, and Date of Signing:


         /s/ Mohnish Pabrai                Irvine, CA            August 14, 2007
         ------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
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                              FORM 13F SUMMARY PAGE




Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     15

Form I3F Information Table Value Total:     $469,673 (thousands)

List of Other Included Managers:            NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE


   COLUMN 1                COLUMN 2   COLUMN 3      COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
--------------             --------   -----------   --------  --------------------  ----------   --------  -------------------------
                           TITLE                    VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER     VOTING    AUTHORITY
NAME OF ISSUER             OF CLASS   CUSIP         (X$1000)  PRN AMT    PRN  CALL  DISCRETION   MANAGERS  SOLE      SHARED     NONE
--------------             --------   -----------   --------  -------    ---  ----  ----------   --------  --------- ---------  ----
ABX Air, Inc.              COM        00080S101     45,705    5,670,601  SH         Sole         None      5,670,601
Berkshire Hathaway         A          084670 10 8   547       5          SH         Sole         None      5
Berkshire Hathaway         B          084670 20 7   55,463    15,385     SH         Sole         None      15,385
CompuCredit Corporation    COM        20478N 10 0   56,435    1,611,501  SH         Sole         None      1,611,501
Cryptologic                COM        228906103     42,132    1,726,736  SH         Sole         None      1,726,736
Delta Financial Corp.      COM        247918105     57,195    4,661,401  SH         Sole         None      4,661,401
Fairfax Finl Hldngs
Ltd                        SUB VTG    303901 10 2   56,939    297,090    SH         Sole         None      297,090
Harvest Nat Res Inc.       COM        41754V 10 3   67,804    5,693,001  SH         Sole         None      5,693,001
Ipsco Inc.                 COM        462622 10 1   370       2,200      SH         Sole         None      2,200
Lear Corp.                 COM        521865105     249       7,001      SH         Sole         None      7,001
MDC Holdings Inc.          COM        552676108     6,814     140,901    SH         Sole         None      140,901
Pinnacle Airlines Corp.    COM        723443107     25,848    1,378,538  SH         Sole         None      1,378,538
Star Gas Partners LP       UNITS      85512C 10 5   3,231     724,476    SH         Sole         None      724,476
                           LTD PRTN
Ternium S.A.               COM        880890108     49,749    1,642,434 SH          Sole         None      1,642,434
Universal Stainless &
Alloy, Inc.                COM        913837 10 0   1,192     33,843    SH          Sole         None      33,843